Other Investments (Details 1) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
Other Investments [Line Items]
Beginning balance		$ 2,662
Ending balance		1,509	$ 2,662
Therapin Ltd [Member]
Other Investments [Line Items]
Beginning balance			2,662
Initial investment in POM transferred to intangible asset			$ (1,223)
Proceeds from Therapin asset		(149)
Profit from increase in fair value		193
Effect of changes in exchange rates		26
Ending balance	[1]	$ 1,509

[1]	USD 154 thousand are classified as a current asset.